CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues (including RMB4,281,005, RMB4,449,757 and RMB3,350,032 with related parties for the years ended December 31, 2019, 2020 and 2021, respectively)	¥ 6,250,109	$ 980,778	¥ 6,433,363	¥ 5,812,255
Cost of revenues (including RMB3,342,084, RMB3,713,536 and RMB2,759,980 resulting from related parties sales for the years ended December 31, 2019, 2020 and 2021, respectively)	4,944,467	775,895	5,100,698	4,344,512
Gross profit	1,305,642	204,883	1,332,665	1,467,743
Operating expenses
Selling and marketing	438,273	68,775	358,655	181,975
General and administrative	258,346	40,540	261,805	248,462
Research and development	515,081	80,827	538,009	430,822
Total operating expenses	1,211,700	190,142	1,158,469	861,259
Operating income	93,942	14,741	174,196	606,484
Other income and expenses
Interest income	16,686	2,618	46,118	33,478
Interest expenses	(44,884)	(7,043)	(22,623)
Realized gain from investments	13,507	2,120		1,822
Gain from deconsolidation of a subsidiary			56,522
Gain from fair value change of long-term investments			12,325
Impairment loss from long-term investments				(2,600)
Other income/(expenses), net	27,418	4,302	(929)	13,186
Income before income tax and income from equity method investments	106,669	16,738	265,609	652,370
Provision for income taxes	(10,745)	(1,686)	(31,154)	(77,887)
Income before income from equity method investments	95,924	15,052	234,455	574,483
(Loss)/ Income from equity method investments	41,028	6,438	(4,749)	(1,112)
Net income	136,952	21,490	229,706	573,371
Less: Net (loss)/income attributable to noncontrolling interest	(851)	(134)	953	(1,825)
Net income attributable to Zepp Health Corporation	137,803	21,624	228,753	575,196
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares				2,450
Net income attributable to ordinary shareholders of Zepp Health Corporation	¥ 137,803	$ 21,624	¥ 228,753	¥ 572,746
Net income per share attributable to ordinary shareholders of Zepp Health Corporation
Basic income per ordinary share | (per share)	¥ 0.55	$ 0.09	¥ 0.92	¥ 2.35
Diluted income per ordinary share | (per share)	¥ 0.52	$ 0.08	¥ 0.88	¥ 2.24
Weighted average number of shares used in computing net income per share
Ordinary share - basic | shares	252,167,610	252,167,610	248,470,684	243,648,186
Ordinary share - diluted | shares	264,368,629	264,368,629	260,351,994	255,959,172